UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21530
                                      -----

Pioneer Select Value Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  February 28

Date of reporting period:  July 1, 2008 to June 30, 2009

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Select Value Fund

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 19, 2009
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========================== PIONEER SELECT VALUE FUND ===========================


DELL INC.

Ticker:       DELL           Security ID:  24702R101
Meeting Date: JUL 18, 2008   Meeting Type: Annual
Record Date:  MAY 23, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Donald J. Carty          For       For          Management
1.2   Elect Director Michael S. Dell          For       For          Management
1.3   Elect Director William H. Gray, III     For       For          Management
1.4   Elect Director Sallie L. Krawcheck      For       For          Management
1.5   Elect Director Alan (A.G.) Lafley       For       For          Management
1.6   Elect Director Judy C. Lewent           For       For          Management
1.7   Elect Director Thomas W. Luce, III      For       For          Management
1.8   Elect Director Klaus S. Luft            For       For          Management
1.9   Elect Director Alex J. Mandl            For       For          Management
1.10  Elect Director Michael A. Miles         For       For          Management
1.11  Elect Director Samuel A.  Nunn, Jr.     For       For          Management
2     Ratify Auditors                         For       For          Management
3     Amend Executive Incentive Bonus Plan    For       For          Management
4     Reimburse Proxy Expenses                Against   Against      Shareholder
5     Advisory Vote to Ratify Named Executive Against   For          Shareholder
      Officers' Compensation

========== END NPX REPORT